FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

5.  FINANCIAL INSTRUMENTS

Financial instruments held by Grupo Supervielle as of December 31, 2023 and 2022:

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2023	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	229,098,272	—	229,098,272
- Debt securities at fair value through profit or loss	46,415,822	—	—	46,415,822
- Derivatives	3,795,093	—	—	3,795,093
- Reverse Repo transactions	—	755,708,132	—	755,708,132
- Other financial assets	21,064,292	25,435,492	—	46,499,784
- Loans and other financing	—	482,455,084	—	482,455,084
- Other debt securities	28,270,031	222,910,510	—	251,180,541
- Financial assets pledged as collateral	46,374,207	8,399	—	46,382,606
- Investments in Equity Instruments	49,094	—	316,891	365,985
Total Assets	145,968,539	1,715,615,889	316,891	1,861,901,319
Liabilities
- Deposits	—	1,548,928,056	—	1,548,928,056
- Liabilities at fair value through profit or loss	607,903	—	—	607,903
- Repo transactions	—	940,332	—	940,332
- Other financial liabilities	72,391,981	346,947	—	72,738,928
- Financing received from the Argentine Central Bank and other financial institutions	—	2,691,969	—	2,691,969
Total Liabilities	72,999,884	1,552,907,304	—	1,625,907,188

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2022	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	150,719,643	—	150,719,643
- Debt securities at fair value through profit or loss	69,707,595	—	—	69,707,595
- Derivatives	920,381	—	—	920,381
- Reverse Repo transactions	—	67,206,248	—	67,206,248
- Other financial assets	18,566,566	6,679,625	—	25,246,191
- Loans and other financing	—	728,474,749	—	728,474,749
- Other debt securities	653,133,045	186,842,522	—	839,975,567
- Financial assets pledged as collateral	44,785,900	270,629	—	45,056,529
- Investments in Equity Instruments	837,562	—	727,448	1,565,010
Total Assets	787,951,049	1,140,193,416	727,448	1,928,871,913
Liabilities
- Deposits	—	1,705,009,583	—	1,705,009,583
- Liabilities at fair value through profit or loss	6,661,539	—	—	6,661,539
- Other financial liabilities	55,472,099	909,756	—	56,381,855
- Financing received from the Argentine Central Bank and other financial institutions	—	17,219,834	—	17,219,834
- Unsubordinated debt securities	—	1,748,271	—	1,748,271
Total Liabilities	62,133,638	1,724,887,444	—	1,787,021,082